Related Party Transaction (Details Narrative) - USD ($)															1 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 29, 2016	Dec. 22, 2016	Nov. 16, 2016	Oct. 06, 2016	Aug. 12, 2016	Aug. 01, 2016	Jul. 14, 2016	Jul. 13, 2016	May 26, 2016	May 11, 2016	May 09, 2016	Dec. 22, 2015	May 07, 2014	Feb. 29, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Aug. 22, 2016	May 24, 2016
Conversion of debt into stock																		$ 752,000
Debt instruments interest rate									24.00%
Warrants expiration term								5 years
Warrants exercise price per share								$ 9.00
Percentage of interest for principal amount descriptions									In addition to the Company providing three days advance written notice prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note.
Adjustments, in exchange for an aggregate purchase price of warrants																	$ 547,000	$ 315,000
Purchase Agreements With Messrs [Member]
Debt instruments maturity date	Dec. 31, 2017
Warrants to purchase of common stock, shares	40,967																40,967
Warrants exercise price per share	$ 8.33																$ 8.33
Warrants exercisable period	5 years
Conversion price per share	$ 10.50																$ 10.50
Percentage of conversion price	80.00%
Percentage of warrants exercise price per share	80.00%
Debt instruments face amount	$ 378,947																$ 378,947
Adjustments, in exchange for an aggregate purchase price of warrants	360,000
Notes Payaple to Directors and Affiliates [Member]
Proceeds from borrowings																	135,000
Notes payable	135,000																135,000
Fair value of notes	$ 194,000																$ 194,000
Convertible Term Promissory Note [Member]
Conversion price per share			$ 10.50
Demand Promissory Note [Member] | Davis and Associates Inc [Member]
Debt instruments interest rate		4.00%
Notes payable		$ 250,000
Mr. Hanson [Member]
Line of credit														$ 1,500,000
Percentage of interest to line of credit														10.00%
Line of credit maturity date														Jan. 31, 2017
Conversion of debt into stock					$ 1,000,000
Proceeds from borrowings													$ 150,000
Debt instruments interest rate													10.00%
Debt instruments maturity date													Jun. 30, 2016
Debt due date													June 30, 2016 to January 31, 2017.
Notes payable															$ 75,000
Issuance of cashless warrants and stock during period															5,556
Equity issuance price per share															$ 7.41
Warrants to purchase of common stock, shares								8,889							5,556
Warrants received during period	61,116																61,116
Convertible debt								$ 240,000
Proceeds from issuance of warrants								$ 200,000
Mr. Hanson [Member] | Convertible Term Promissory Note [Member]
Debt instruments interest rate			8.00%
Notes payable			$ 85,000
Warrants to purchase of common stock, shares			2,553
Warrants exercise price per share			$ 8.33
Warrants exercisable period			5 years
Conversion price per share			$ 10.50
Percentage of conversion price			80.00%
Percentage of warrants exercise price per share			80.00%
Hanson and Davis [Member]
Proceeds from borrowings																$ 2,500,000
Debt instruments maturity date						Aug. 31, 2017										Jan. 31, 2017
Notes payable																			$ 239,000
Convertible debt						$ 263,158
Proceeds from issuance of warrants						$ 250,000
Percentage of interest for principal amount descriptions						conversion price per share equal to the lower of $8.33 and 80%
Debt instrument monthly installment							$ 239,000
Hanson and Davis [Member] | Minimum [Member]
Debt instruments interest rate																10.00%
Hanson and Davis [Member] | Maximum [Member]
Debt instruments interest rate																18.00%
Mr. Davis [Member]
Debt instruments interest rate												10.00%
Notes payable												$ 227,000			$ 150,000
Issuance of cashless warrants and stock during period															11,111
Equity issuance price per share															$ 7.41
Warrants to purchase of common stock, shares				30,365					13,333			15,110			11,111				16,000
Warrants expiration term															5 years
Warrants received during period	133,336																133,336
Warrants exercise price per share				$ 7.41								$ 7.41							$ 10.13
Convertible debt									$ 360,000
Proceeds from issuance of warrants									$ 300,000
Mr. Davis [Member] | Demand Promissory Note One [Member]
Debt instruments interest rate												10.00%
Notes payable												$ 250,000
Warrants to purchase of common stock, shares												3,333
Warrants exercise price per share												$ 6.08								$ 7.41
Mr. Davis [Member] | Demand Promissory Note Two [Member]
Debt instruments interest rate											10.00%
Notes payable											$ 250,000
Warrants to purchase of common stock, shares											5,000
Warrants exercise price per share											$ 5.63									$ 7.41
Mr. Davis [Member] | Demand Promissory Notes [Member]
Proceeds from borrowings										$ 200,000
Debt instruments maturity date										Jun. 06, 2016
Notes payable										$ 200,000
Mr. Davis [Member] | Unsecured Promissory Note [Member]
Debt instruments interest rate				5.00%
Notes payable				$ 250,000
Debt instrument monthly installment				$ 42,101
Mr. Davis [Member] | Convertible Term Promissory Note [Member]
Debt instruments interest rate			8.00%
Notes payable			$ 50,000
Warrants to purchase of common stock, shares			1,502
Warrants exercise price per share			$ 8.33
Warrants exercisable period			5 years
Conversion price per share			$ 10.50
Percentage of conversion price			80.00%
Percentage of warrants exercise price per share			80.00%
Mr. Davis [Member] | Warrants [Member]
Warrants exercisable period				5 years			5 years
Mr. Davis [Member] | Minimum [Member] | Demand Promissory Notes [Member]
Warrants received during period	3,333																3,333
Mr. Davis [Member] | Maximum [Member] | Demand Promissory Notes [Member]
Warrants received during period	4,445																4,445